[Equitable Financial Life Insurance Company of America]

Julie Collett

Senior Director and

Counsel

212-314-3017

julie.collett@equitable.com

Law Department

February 18, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 1 to the Registration Statement on
Form N-6 for Equitable Financial Life Insurance Company of America (“Registration Statement”)
File Nos. 333-229237 and 811-22886

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America, we are filing herewith, electronically via EDGAR, Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 listed above under the Securities Act of 1933, as amended.

Please contact the undersigned at (212) 314- 3017 if you have any questions or comments.

Sincerely,

/s/ Julie Collett
Julie Collett